CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 20,466	$ 14,806
Short-term bank deposits	111	116
Restricted cash and deposits	5	6
Trade receivables, net	10,306	9,545
Unbilled accounts receivable	228	240
Other accounts receivable and prepaid expenses	2,161	2,448
Inventories	4,957	7,178
Total current assets	38,234	34,339
LONG-TERM ASSETS:
Deferred tax assets	1,158	1,525
Operating lease right-of-use assets	528	842
Total long-term assets	1,686	2,367
PROPERTY AND EQUIPMENT, NET	1,328	1,589
INTANGIBLE ASSETS, NET	468	881
GOODWILL	10,360	11,090
Total assets	52,076	50,266
CURRENT LIABILITIES:
Trade payables	2,689	1,650
Deferred revenues and customer advances	3,044	3,065
Other accounts payable and accrued expenses	6,433	5,052
Short-term operating lease liabilities	254	297
Total current liabilities	12,420	10,064
LONG-TERM LIABILITIES:
Deferred revenues	1,171	1,415
Deferred tax liabilities	443	606
Accrued severance pay	0	296
Long-term operating lease liabilities	296	580
Other long-term liabilities	70	113
Total long-term liabilities	1,980	3,010
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Common shares information	0	6,799
Additional paid-in capital	37,377	30,521
Accumulated other comprehensive income (loss)	(980)	24
Foreign currency translation adjustments (Company's standalone financial statements)	8,442	9,648
Accumulated deficit	(7,163)	(9,800)
Total shareholders' equity	37,676	37,192
Total liabilities and shareholders' equity	$ 52,076	$ 50,266